Capital and Reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 65,688	£ 60,981	£ 8,406
Comprehensive income and expense
Profit for the year	5,849	6,210	37,656
Differences on exchange	(2,967)	3,868	(3,084)
Cash flow hedges
– net fair value (losses)/gains	(246)	(58)	(264)
– reclassified and reported in profit for the year	53	17	109
Net investment hedges
– net fair value gains/(losses)	21	(472)	425
– differences on exchange on borrowings	(18)	(236)	(68)
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	56	18	34
Retirement benefit schemes
– net actuarial (losses)/gains	(582)	138	833
– surplus recognition	(7)	4	(6)
Associates – share of OCI, net of tax	7	6	25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	75	(33)	(171)
Employee share options
– value of employee services	115	121	105
Dividends and other appropriations
– ordinary shares	(3,476)	(4,463)	(4,465)
Purchase of own shares
– held in employee share ownership trusts	(117)	(139)	(205)
Other movements	(35)	(6)	3
Non-controlling interests – acquisitions		(11)
Ending balance	64,160	65,688	60,981
Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(38)
Purchase of own shares
Ending balance			(38)
Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		60,943
Purchase of own shares
Ending balance			60,943
Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(914)		(382)
Comprehensive income and expense
Differences on exchange	(2,948)	3,861	(3,082)
Net investment hedges
– net fair value gains/(losses)	21	(472)	425
– differences on exchange on borrowings	(18)	(236)	(67)
Associates – share of OCI, net of tax	(115)	(38)	(923)
Purchase of own shares
Ending balance	(3,974)	(914)
Translation Reserve | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(4,029)
Purchase of own shares
Ending balance			(4,029)
Translation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(4,029)
Purchase of own shares
Ending balance			(4,029)
Hedging Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(177)		4
Cash flow hedges
– net fair value (losses)/gains	(246)	(58)	(263)
– reclassified and reported in profit for the year	53	17	109
– reclassified and reported in total assets	(32)	(22)	(16)
Net investment hedges
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	56	18	34
Purchase of own shares
Ending balance	(346)	(177)
Hedging Reserve | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(132)
Purchase of own shares
Ending balance			(132)
Hedging Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(132)
Purchase of own shares
Ending balance			(132)
Fair Value Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	6		39
Investments held at fair value
– reclassified and reported in retained earnings		(8)
– net fair value losses			(27)
Net investment hedges
Associates – share of OCI, net of tax			5
Retirement benefit schemes
Associates – share of OCI, net of tax	7	6
Purchase of own shares
Ending balance	13	6
Fair Value Reserve | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		17
Purchase of own shares
Ending balance			17
Fair Value Reserve | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(9)
Purchase of own shares
Ending balance			(9)
Fair Value Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		8
Purchase of own shares
Ending balance			8
Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	179		179
Purchase of own shares
Ending balance	179	179
Revaluation Reserve | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		179
Purchase of own shares
Ending balance			179
Revaluation Reserve | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		179
Purchase of own shares
Ending balance			179
Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	573		573
Purchase of own shares
Ending balance	573	573
Other | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		573
Purchase of own shares
Ending balance			573
Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		573
Purchase of own shares
Ending balance			573
Total Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(333)	(3,392)	413
Comprehensive income and expense
Differences on exchange	(2,948)	3,861	(3,082)
Cash flow hedges
– net fair value (losses)/gains	(246)	(58)	(263)
– reclassified and reported in profit for the year	53	17	109
– reclassified and reported in total assets	(32)	(22)	(16)
Investments held at fair value
– reclassified and reported in retained earnings		(8)
– net fair value losses			(27)
Net investment hedges
– net fair value gains/(losses)	21	(472)	425
– differences on exchange on borrowings	(18)	(236)	(67)
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	56	18	34
Retirement benefit schemes
Associates – share of OCI, net of tax	7	6
Purchase of own shares
Ending balance	(3,555)	(333)	(3,392)
Total Other Reserves | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(3,392)
Purchase of own shares
Ending balance			(3,392)
Total Other Reserves | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(9)
Purchase of own shares
Ending balance			(9)
Total Other Reserves | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(3,401)
Purchase of own shares
Ending balance			(3,401)
Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(5,242)		(5,053)
Purchase of own shares
– held in employee share ownership trusts	(117)	(139)	(205)
Other movements	98	92	63
Ending balance	(5,261)	(5,242)
Treasury Shares | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(5,195)
Purchase of own shares
Ending balance			(5,195)
Treasury Shares | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(5,195)
Purchase of own shares
Ending balance			(5,195)
Retained Earnings Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	43,799		8,384
Comprehensive income and expense
Profit for the year	5,704	6,032	37,485
Investments held at fair value
– reclassified and reported in retained earnings		8
Retirement benefit schemes
– net actuarial (losses)/gains	(582)	138	832
– surplus recognition	(7)	4	(5)
Associates – share of OCI, net of tax			25
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	75	(33)	(171)
Employee share options
– value of employee services	115	121	105
Dividends and other appropriations
– ordinary shares	(3,476)	(4,463)	(4,465)
Purchase of own shares
Other movements	(133)	(98)	(60)
Non-controlling interests – acquisitions		(11)
Ending balance	£ 45,495	43,799
Retained Earnings Other | Previously Stated
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		42,130
Purchase of own shares
Ending balance			42,130
Retained Earnings Other | Accounting policy change (IFRS 9)
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		(29)
Purchase of own shares
Ending balance			(29)
Retained Earnings Other | Revised for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		£ 42,101
Purchase of own shares
Ending balance			£ 42,101